Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Current Assets
Cash	$ 175,292	$ 1,148,904	$ 264,244	$ 170,166
Accounts receivable	55,865	30,572	94,838	68,437
Note receivable, net of allowance for credit losses	907,897	441,432
Prepaid expenses	76,721	70,487	682	483
Other current assets	24,614	548
Total Current Assets	1,240,389	1,691,943	361,071	239,988
Property and equipment, net	2,276	2,392	216	1,447
Other assets	265	251	251	4,650
Total Assets	1,242,930	1,694,586	361,538	246,085
Current Liabilities
Accounts payable	972,125	440,688	447	3,041
Accrued liabilities	104,513	59,921
Deferred revenue	151,377	144,390	86,635	96,303
Total Current Liabilities	1,228,015	644,999
Long Term Liabilities
Long term debt, net	1,974,316	1,506,561
Total Liabilities	3,202,331	2,151,560	159,150	137,102
Commitments and Contingencies
Stockholders’ (Deficit) Equity
Common Stock, value	743,637	679,302	611,972	445,501
Additional paid-in capital	627,478	627,478
Accumulated other comprehensive loss	(11,050)	(8,828)	(3,015)	(3,777)
Accumulated deficit	(3,319,466)	(1,754,926)	(406,569)	(332,741)
Total Stockholders’ Deficit	(1,959,401)	(456,974)	202,388	108,983
Total Liabilities and Stockholders’ Deficit	$ 1,242,930	1,694,586	361,538	246,085
Previously Reported [Member]
Current Assets
Note receivable, net of allowance for credit losses		441,980
Other current assets			1,307	902
Current Liabilities
Accrued liabilities		56,620	72,068	37,758
Total Current Liabilities		641,698	159,150	137,102
Long Term Liabilities
Long term debt, net		$ 1,509,862